Cover	Mar. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 13, 2023
Entity File Number	001-39223
Entity Registrant Name	MUSCLE MAKER, INC.
Entity Central Index Key	0001701756
Entity Tax Identification Number	47-2555533
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1751 River Run
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76107
City Area Code	(832)
Local Phone Number	604-9568
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	GRIL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false